Deferred Tax Assets And Deferred Tax Liabilities - Summary of Movements In Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets arisen from business combination
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	¥ 211,565	¥ 211,565	¥ 211,565
Credited/(charged) - to profit or loss	15,194		0
Ending balance	226,759	211,565	211,565
Unrealized consolidated earnings
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	1,799,823	1,376,336	495,016
Credited/(charged) - to profit or loss	(315,828)	423,487	881,320
Ending balance	1,483,995	1,799,823	1,376,336
Effective interest adjustment
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance		0	18,045
Credited/(charged) - to profit or loss			(18,045)
Ending balance			0
Changes in fair value
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	114,056	61,546	83,146
Credited/(charged) - to profit or loss	(20,775)	52,510	(21,600)
Ending balance	93,281	114,056	61,546
Others
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	16,163	11,561	13,557
Credited/(charged) - to profit or loss	4,735	4,602	(1,996)
Ending balance	20,898	16,163	11,561
Lease assets [member]
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	100,225	188,502	201,248
Credited/(charged) - to profit or loss	(26,242)	(88,277)	(12,746)
Ending balance	73,983	100,225	188,502
Total
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	2,241,832	1,849,510	1,022,577
Credited/(charged) - to profit or loss	(342,916)	392,322	826,933
Ending balance	¥ 1,898,916	¥ 2,241,832	¥ 1,849,510